Label	Element	Value
Roundhill S&P 500 Target 10 Managed Distribution ETF | State Street SPDR S&P 500 ETF Trust [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	88.40%
Roundhill S&P 500 Target 10 Managed Distribution ETF | State Street SPDR Portfolio S&P 500 ETF [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	6.70%
Roundhill S&P 500 Target 10 Managed Distribution ETF | Financial [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	57.50%
Roundhill S&P 500 Target 10 Managed Distribution ETF | Industrial [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	30.90%
Roundhill S&P 500 Target 10 Managed Distribution ETF | Cash & Other [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	11.60%